DocumentAndEntityInformation	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001593538
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Navient Corporation
Amendment Flag	false
Navient 401(k) Savings Plan [Member]
Document Information Line Items
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Amendment Flag	false